West Loop Realty Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.6%
	REAL ESTATE — 98.6%
	REITS-CELL TOWERS — 13.9%
18,000	Crown Castle International Corp. - REIT	$3,322,800
7,700	SBA Communications Corp. - REIT	2,649,570
		5,972,370
	REITS-DATA CENTERS — 6.5%
3,800	Equinix, Inc. - REIT	2,818,156
	REITS-DIVERSIFIED — 9.4%
41,000	Alexander & Baldwin, Inc. - REIT	950,790
30,500	American Assets Trust, Inc. - REIT	1,155,645
65,000	Armada Hoffler Properties, Inc. - REIT	949,000
15,000	CTO Realty Growth, Inc. - REIT	994,800
		4,050,235
	REITS-HEALTH CARE — 12.5%
60,000	Sabra Health Care REIT, Inc. - REIT	893,400
34,500	Ventas, Inc. - REIT	2,130,720
24,500	Welltower, Inc. - REIT	2,355,430
		5,379,550
	REITS-INDUSTRIAL — 13.8%
45,000	Americold Realty Trust - REIT	1,254,600
38,000	Plymouth Industrial REIT, Inc. - REIT	1,029,800
22,500	Prologis, Inc. - REIT	3,633,300
		5,917,700
	REITS-OFFICE PROPERTY — 2.9%
31,000	Cousins Properties, Inc. - REIT	1,248,990
	REITS-RESIDENTIAL — 26.4%
30,000	American Campus Communities, Inc. - REIT	1,679,100
45,000	American Homes 4 Rent - REIT	1,801,350
10,000	AvalonBay Communities, Inc. - REIT	2,483,700
10,000	Camden Property Trust - REIT	1,662,000
2,700	Essex Property Trust, Inc. - REIT	932,796
44,000	Invitation Homes, Inc. - REIT	1,767,920
6,000	Sun Communities, Inc. - REIT	1,051,740
		11,378,606

West Loop Realty Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
	REITS-SHOPPING CENTERS — 5.1%
40,000	InvenTrust Properties Corp. - REIT	$1,231,200
57,000	SITE Centers Corp. - REIT	952,470
		2,183,670
	REITS-STORAGE — 8.1%
11,000	Life Storage, Inc. - REIT	1,544,730
5,000	Public Storage, Inc. - REIT	1,951,400
		3,496,130
	TOTAL COMMON STOCKS
	(Cost $27,889,124)	42,445,407

Principal Amount
	SHORT-TERM INVESTMENTS — 1.2%
$507,855	UMB Bank Demand Deposit, 0.01%[1]	507,855
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $507,855)	507,855
	TOTAL INVESTMENTS — 99.8%
	(Cost $28,396,979)	42,953,262
	Other Assets in Excess of Liabilities — 0.2%	65,904
	TOTAL NET ASSETS — 100.0%	$43,019,166

REIT – Real Estate Investment Trusts

[1]The rate is the annualized seven-day yield at period end.